Debt (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of Debt
Debt outstanding consists of the following:

	June 30, 2024	December 31, 2023
Revolver	$21,288	$32,000
Paycheck Protection Program Loan	180	194
Less revolver issuance costs	(176)	(252)
Loans payable, current	21,292	31,942

Convertible Note (a)	52,768	50,585
Embedded derivative (b)	5,059	14,308
Less issuance costs on convertible debt	(86)	(116)
Paycheck Protection Program Loan	—	82
Loans payable, non-current	57,741	64,859

Loans payable, related parties, non-current	4,715	4,670
	$83,748	$101,471
(a) The Convertible Note balance at June 30, 2024 is comprised of the convertible note's initial measurement at $50,260, which represents the gross proceeds received less fair value of the embedded derivative, $1,643 of PIK note issued in June 2024, $146 of accrued PIK interest for which the PIK note will be issued in December 2024, and accretion of discount on issuance of $719.
The Convertible Note balance on December 31, 2023 is comprised of the Convertible Note's initial measurement at $50,260, which represents the gross proceeds received less fair value of the embedded derivative, $169 of accrued PIK interest, and accretion of discount on issuance of $156.
(b) Represents the embedded derivative included within the Convertible Note that is bifurcated and stated at fair value.

Schedule of Maturities of Long-Term Debt
The following table summarizes the debt maturities for the Convertible Note, the Revolver and the Paycheck Protection Program Loan (see further discussion of these debt instruments below):

Remainder of 2024	$98
2025	82
2026	—
2027	—
2028 (1) (2)	88,077
Thereafter	—
$88,257
(1) The Company classifies the Revolver as a current liability on its consolidated balance sheets due to its intent and practice of using the Revolver for short-term financing needs. However, in the table above, the Revolver has been reflected at its maturity date in 2028.
(2) Debt maturing in 2028 also includes the Convertible Note with a maturity value of $65,000, PIK note issued with a maturity value of $1,643, and accrued PIK interest of $146.
Fair Value Measurement Inputs and Valuation Techniques
The fair value of the Embedded Derivative was calculated using a with and without method at June 30, 2024 and December 31, 2023 using a Monte Carlo simulation model with the following assumptions -

	June 30, 2024	December 31, 2023	Relationship of significant unobservable input to fair value
Expected volatility	62.0%	56.0%	Increase in expected volatility will increase the value of the derivative
Risk-free rate	4.4%	3.8%	Increase in risk-free rate will increase the value of the derivative
Credit risk adjusted rate	20.0%	20.0%	Increase in credit risk adjusted rate will increase the value of the derivative